Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of the Reconciliation of the Basic and Diluted Weighted Average Number of Shares Outstanding
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended
	December 31, 2019	December 31, 2018
Basic and diluted weighted average number of shares outstanding	113,026,424	105,671,839
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	3,812,242	5,476,790
Restricted share units	1,939,918	2,473,665
Deferred share units	673	347
	5,752,833	7,950,802